COMMERCIAL PROPERTY REVENUE	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
COMMERCIAL PROPERTY REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Base rent	$776	$1,076	$1,620	$2,124
Straight-line rent	(10)	(6)	(16)	(12)
Lease termination	4	2	38	11
Other lease income(1)	138	170	281	355
Other revenue from tenants(2)	235	303	484	606
Total commercial property revenue	$1,143	$1,545	$2,407	$3,084
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.
HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Room, food and beverage	$334	$590	$612	$1,104
Other leisure activities	68	54	118	103
Other hospitality revenue	10	38	17	70
Total hospitality revenue	$412	$682	$747	$1,277
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Investment income	$131	$17	$145	$26
Fee revenue	90	111	186	217
Dividend income	14	15	33	28
Interest income and other	12	53	33	111
Total investment and other revenue	$247	$196	$397	$382